Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2014
Organization and Principal Activities
Schedule of major subsidiaries and the consolidated VIEs

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2014:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
Scepter	8-Jan-08	BVI	51%
Shanghai CRIC Information Technology Co., Ltd. (“Shanghai CRIC”)	03-Jul-06	PRC	100%
Leju Holdings Ltd.	20-Nov-13	Cayman	70%
Shanghai Xinju Finance Information Services Co., Ltd.(“Shanghai Xinju”)	22-May-14	PRC	56%
Shanghai Weidian Information Technology Co., Ltd. (“Shanghai Weidian”)	20-Aug-14	PRC	55%
Beijing Yisheng Leju Information Services Co., Ltd. (“Beijing Leju”)	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”)	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”)	22-Mar-12	PRC	VIE
Shanghai Kushuo Information Technology Co., Ltd. (“Shanghai Kushuo”)	31-Dec-13	PRC	VIE
Shanghai E-Cheng	14-May-14	PRC	VIE
Shanghai Fangjia Information Technology Co., Ltd. (“Shanghai Fangjia”)	29-Oct-14	PRC	VIE
Shanghai Weihui Business Information Consulting Co., Ltd. (“Shanghai Weihui”)	11-Sep-14	PRC	VIE